Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables	$ 2,000	$ 2,500
Trade payable owed	$ 67